INCOME TAXES - Disclosure of detailed information about deferred taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 229	$ 106
Deferred income tax liabilities	(229)	(106)
Net deferred tax asset (liabilities)	0	0
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	0	106
Financing fees [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	229	0
Mineral property, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	(90)	(106)
Debt [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	$ (139)	$ 0